10. Commitments (Details Narrative) (Q2) (USD $)	6 Months Ended	12 Months Ended		6 Months Ended
	Jun. 30, 2014 Quarter 2 [Member]	Dec. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2013 Chief Executive Officer [Member] Quarter 2 [Member]	Jun. 30, 2014 Office [Member] Quarter 2 [Member]
Royalty Information	The term shall carry a royalty minimum of $12,000,000. If licensee does not pay GE a cumulative royalty of $12,000,000 over the term of the agreement, the difference between $12,000,000 and all prior payments would be due on December 31, 2018.
Shares Granted		1,250,000	1,250,000	250,000
Shares Granted, Value	$ 1,000	$ 312,500	$ 312,500
Annual Salary		150,000	150,000
Security Deposit Paid	27,020
Monthly Consulting Fee				$ 6,500